Nature of business and organization - Liquidity and going concern (Details)		12 Months Ended
	Jul. 01, 2026 USD ($) item	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 13, 2025 USD ($)
Nature of business and organization [Line Items]
Net losses		$ (14,293,365)	$ (4,369,906)	$ (18,284,958)
Net cash used in operating activities		2,923,118	2,290,607	7,929,234
Accumulated deficit		(112,190,583)	(88,265,410)
Cash and cash equivalents		1,569,453	55,639
Working capital		$ 8,700,000
Proceeds from sale of crypto assets				$ 4,668,828
Principal balance			$ 8,740,000
Monthly settlement receivable | PT Mitra Manunggal Sangkara
Nature of business and organization [Line Items]
Contractual term		5 years
Gross contractual monthly amount receivable		$ 368,640
Estimated average monthly net cash collections		265,000
Convertible-note financing arrangement
Nature of business and organization [Line Items]
Principal balance		18,800,000
Maximum borrowing capacity		115,000,000
Additional contractual capacity remained available		96,200,000
Equity Purchase Facility Agreement ("EPFA") | Class A Ordinary Shares
Nature of business and organization [Line Items]
Unused Commitment		$ 400,000,000
Equity Purchase Facility Agreement ("EPFA") | Class A Ordinary Shares | Maximum
Nature of business and organization [Line Items]
Unused Commitment					$ 400,000,000
Subsequent Events
Nature of business and organization [Line Items]
Number of cryptocurrency units sold | item	3,000,000
Proceeds from sale of crypto assets	$ 267,665